Effects of the tax incentive and holidays (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effects of the tax incentive and holidays
Effect of tax incentive and holiday	182,757,137	164,043,428	265,317,929
Basic net earnings per ordinary share effect	0.75	0.66	1.05